Quarterly Holdings Report
for
Fidelity® Canada Fund
January 31, 2025
CAN-NPRT1-0425
1.813011.120
Common Stocks - 99.2%
	Shares	Value ($)
BRAZIL - 2.4%
Materials - 2.4%
Metals & Mining - 2.4%
Wheaton Precious Metals Corp	360,400	22,486,718
CANADA - 93.4%
Communication Services - 2.0%
Diversified Telecommunication Services - 2.0%
Quebecor Inc Class B	136,600	3,032,109
Quebecor Inc Multiple Voting Shares	338,000	7,504,910
TELUS Corp	542,400	7,867,197
		18,404,216
Consumer Discretionary - 5.9%
Broadline Retail - 3.1%
Dollarama Inc	299,100	28,303,729
Hotels, Restaurants & Leisure - 1.8%
Restaurant Brands International Inc	274,200	16,859,333
Specialty Retail - 0.8%
Diversified Royalty Corp	1,961,300	3,765,113
Pet Valu Holdings Ltd	223,700	3,924,966
		7,690,079
Textiles, Apparel & Luxury Goods - 0.2%
Canada Goose Holdings Inc Subordinate Voting Shares (b)(c)	134,176	1,469,764
TOTAL CONSUMER DISCRETIONARY		54,322,905

Consumer Staples - 8.6%
Beverages - 0.0%
GURU Organic Energy Corp (c)	206,800	256,126
Consumer Staples Distribution & Retail - 8.2%
Alimentation Couche-Tard Inc	866,400	45,753,742
Metro Inc/CN	344,095	21,500,166
North West Co Inc/The	235,900	7,537,892
		74,791,800
Personal Care Products - 0.4%
Jamieson Wellness Inc (d)(e)	182,000	4,138,783
TOTAL CONSUMER STAPLES		79,186,709

Energy - 16.8%
Energy Equipment & Services - 0.5%
Pason Systems Inc	568,900	5,167,014
Oil, Gas & Consumable Fuels - 16.3%
Cameco Corp	249,800	12,352,927
Canadian Natural Resources Ltd	1,274,696	38,722,833
Enbridge Inc (b)	82,800	3,580,679
Imperial Oil Ltd	190,800	12,691,118
Parkland Corp	384,900	8,567,458
PrairieSky Royalty Ltd (b)	1,855,318	34,544,263
South Bow Corp (b)	531,600	12,721,676
Suncor Energy Inc	732,400	27,479,803
		150,660,757
TOTAL ENERGY		155,827,771

Financials - 28.3%
Banks - 14.8%
Bank of Montreal	236,000	23,363,732
Royal Bank of Canada	650,600	79,315,587
Toronto Dominion Bank	602,800	34,388,240
		137,067,559
Capital Markets - 6.2%
Brookfield Asset Management Ltd Class A (b)	300,701	17,996,335
Brookfield Corp Class A	384,906	23,533,730
TMX Group Ltd	503,200	15,573,631
		57,103,696
Insurance - 7.3%
Definity Financial Corp	426,413	16,767,814
Intact Financial Corp	133,425	23,699,497
Sun Life Financial Inc	477,600	27,541,649
		68,008,960
TOTAL FINANCIALS		262,180,215

Health Care - 0.7%
Health Care Providers & Services - 0.7%
Andlauer Healthcare Group Inc Subordinate Voting Shares	201,959	6,344,960
Industrials - 10.9%
Ground Transportation - 7.8%
Canadian National Railway Co	174,550	18,233,860
Canadian Pacific Kansas City Ltd	680,362	54,069,434
		72,303,294
Professional Services - 3.1%
Thomson Reuters Corp	169,100	28,416,619
TOTAL INDUSTRIALS		100,719,913

Information Technology - 12.5%
IT Services - 5.0%
Shopify Inc Class A (c)	397,600	46,401,029
Software - 7.5%
ApplyBoard Inc (c)(f)(g)	414	9,174
ApplyBoard Inc (c)(f)(g)	1,677	37,163
Computer Modelling Group Ltd	415,600	2,953,967
Constellation Software Inc/Canada	17,000	55,596,615
Constellation Software Inc/Canada warrants 3/31/2040 (c)(f)	19,300	1
Dye & Durham Ltd	718,400	7,345,391
Lumine Group Inc Subordinate Voting Shares (c)(e)	143,407	3,803,860
		69,746,171
TOTAL INFORMATION TECHNOLOGY		116,147,200

Materials - 7.7%
Chemicals - 1.9%
Nutrien Ltd	341,981	17,650,253
Containers & Packaging - 1.1%
CCL Industries Inc Class A	25,900	1,274,016
CCL Industries Inc Class B	179,200	8,901,124
		10,175,140
Metals & Mining - 4.2%
Franco-Nevada Corp	261,300	35,521,410
Triple Flag Precious Metals Corp	182,800	2,923,089
		38,444,499
Paper & Forest Products - 0.5%
Stella-Jones Inc	99,323	4,792,735
TOTAL MATERIALS		71,062,627

TOTAL CANADA		864,196,516
CHILE - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Lundin Mining Corp	671,700	5,305,753
UNITED STATES - 2.9%
Consumer Discretionary - 0.6%
Leisure Products - 0.6%
BRP Inc Subordinate Voting Shares (b)	109,900	5,255,478
Industrials - 2.3%
Commercial Services & Supplies - 2.3%
GFL Environmental Inc Subordinate Voting Shares	490,100	21,143,751
TOTAL UNITED STATES		26,399,229
TOTAL COMMON STOCKS (Cost $459,093,082)		918,388,216

Convertible Corporate Bonds - 0.2%
		Principal Amount (a)	Value ($)
CANADA - 0.2%
Communication Services - 0.2%
Entertainment - 0.2%
Cineplex Inc 7.75% 3/1/2030 (d) (Cost $1,484,571)	CAD	2,190,000	1,898,648

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
ApplyBoard Inc Series A1 (c)(f)(g)	2,063	45,881
ApplyBoard Inc Series A2 (c)(f)(g)	1,615	35,950
ApplyBoard Inc Series A3 (c)(f)(g)	92	2,050
ApplyBoard Inc Series D (c)(f)(g)	4,504	165,477
ApplyBoard Inc Series SEED (c)(f)(g)	617	13,691

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $770,130)		263,049

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.37	1,807,516	1,807,877
Fidelity Securities Lending Cash Central Fund (h)(i)	4.37	9,975,433	9,976,431
TOTAL MONEY MARKET FUNDS (Cost $11,784,308)			11,784,308

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $473,132,091)	932,334,221
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(6,816,317)
NET ASSETS - 100.0%	925,517,904

Currency Abbreviations
CAD	-	Canadian Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,037,431 or 0.7% of net assets.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,942,643 or 0.9% of net assets.

(f)	Level 3 security
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $309,386 or 0.0% of net assets.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ApplyBoard Inc	6/30/21	44,290

ApplyBoard Inc	6/04/21 - 6/30/21	85,688

ApplyBoard Inc Series A1	6/04/21	133,582

ApplyBoard Inc Series A2	6/04/21	104,573

ApplyBoard Inc Series A3	6/04/21	5,957

ApplyBoard Inc Series D	6/04/21	486,066

ApplyBoard Inc Series SEED	6/04/21	39,952

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	718,404	20,451,683	19,362,210	7,641	-	-	1,807,877	1,807,516	0.0%
Fidelity Securities Lending Cash Central Fund	7,295,105	240,324,582	237,643,256	58,862	-	-	9,976,431	9,975,433	0.0%
Total	8,013,509	260,776,265	257,005,466	66,503	-	-	11,784,308	11,782,949

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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